UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Point Bridge GOP Stock Tracker ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 4.7%
General Dynamics Corporation	1,160	$256,244
Lockheed Martin Corporation	779	263,247
Northrop Grumman Corporation	759	264,982
Raytheon Company	1,235	266,538
The Boeing Company	753	246,894
TransDigm Group, Inc.	909	279,008
United Technologies Corporation	1,979	248,998
		1,825,911
Agriculture - 1.3%
Altria Group, Inc.	4,039	251,710
Philip Morris International, Inc.	2,449	243,431
		495,141
Airlines - 0.6%
American Airlines Group, Inc.	4,730	245,771
Auto Manufacturers - 0.7%
PACCAR, Inc.	3,864	255,681
Auto Parts & Equipment - 0.6%
The Goodyear Tire & Rubber Company	9,224	245,174
Banks - 10.1%
Bank of America Corporation	8,146	244,299
BB&T Corporation	4,758	247,606
Citigroup, Inc.	3,565	240,637
Comerica, Inc.	2,609	250,281
Fifth Third Bancorp	7,792	247,396
Huntington Bancshares, Inc.	16,154	243,925
JPMorgan Chase & Company	2,259	248,422
KeyCorp	12,144	237,415
Morgan Stanley	4,521	243,953
Regions Financial Corporation	13,188	245,033
SunTrust Banks, Inc.	3,641	247,734
The Goldman Sachs Group, Inc.	980	246,823
The PNC Financial Services Group. Inc.	1,633	246,975
U.S. Bancorp	4,875	246,188
Wells Fargo & Company	4,555	238,728
Zions Bancorporation	4,650	245,195
		3,920,610
Beverages - 1.4%
Dr Pepper Snapple Group, Inc.	2,261	267,657
Molson Coors Brewing Company - Class B	3,370	253,862
		521,519
Biotechnology - 0.7%
Celgene Corporation (a)	2,865	255,587
Building Materials - 1.3%
Johnson Controls International PLC	6,882	242,522
Masco Corporation	6,325	255,783
		498,305
Chemicals - 3.8%
CF Industries Holdings, Inc.	6,391	241,132
DowDuPont, Inc.	3,672	233,943
Eastman Chemical Company	2,439	257,510
FMC Corporation	3,174	243,033
PPG Industries, Inc.	2,326	259,582
The Sherwin-Williams Company	630	247,036
		1,482,236
Commercial Services - 2.0%
Cintas Corporation	1,496	255,188
Ecolab, Inc.	2,021	277,018
Equifax, Inc.	2,123	250,111
		782,317
Distribution/Wholesale - 1.4%
LKQ Corporation (a)	6,711	254,682
WW Grainger, Inc.	952	268,721
		523,403
Diversified Financial Services - 4.4%
Affiliated Managers Group, Inc.	1,366	258,966
CME Group, Inc.	1,555	251,506
Franklin Resources, Inc.	6,554	227,293
Intercontinental Exchange, Inc.	3,502	253,965
Invesco Ltd.	7,682	245,901
Raymond James Financial, Inc.	2,686	240,155
The Charles Schwab Corporation	4,596	240,003
		1,717,789

Electric - 7.0%
American Electric Power Company, Inc.	4,039	277,035
Dominion Energy, Inc.	3,639	245,378
Duke Energy Corporation	3,483	269,828
Exelon Corporation	7,072	275,879
FirstEnergy Corporation	8,406	285,888
NextEra Energy, Inc.	1,772	289,421
Pinnacle West Capital Corporation	3,472	277,065
PPL Corporation	9,629	272,404
SCANA Corporation	6,777	254,476
The Southern Company	6,060	270,640
		2,718,014
Electrical Components & Equipment - 0.6%
Emerson Electric Company	3,670	250,661
Electronics - 1.3%
Honeywell International, Inc.	1,720	248,557
Waters Corporation (a)	1,247	247,717
		496,274
Engineering & Construction - 0.7%
Fluor Corporation	4,556	260,694
Food - 2.7%
Campbell Soup Company	6,081	263,368
Conagra Brands, Inc.	6,969	257,017
Sysco Corporation	4,327	259,447
The J.M. Smucker Company	2,042	253,228
		1,033,060
Forest Products & Paper - 0.7%
International Paper Company	4,914	262,555
Gas - 0.7%
NiSource, Inc.	11,550	276,161
Hand/Machine Tools - 0.7%
Stanley Black & Decker, Inc.	1,717	263,044
Healthcare-Products - 3.2%
Abbott Laboratories	4,192	251,184
Boston Scientific Corporation (a)	9,293	253,885
ResMed, Inc.	2,661	262,029
The Cooper Companies, Inc.	1,055	241,394
Zimmer Biomet Holdings, Inc.	2,195	239,343
		1,247,835
Healthcare-Services - 0.7%
Aetna, Inc.	1,550	261,950
Home Builders - 0.7%
PulteGroup, Inc.	8,828	260,338
Home Furnishings - 1.3%
Leggett & Platt, Inc.	5,827	258,486
Whirlpool Corporation	1,653	253,091
		511,577
Insurance - 4.6%
Aflac, Inc.	5,786	253,196
Arthur J Gallagher & Company	3,652	251,002
Berkshire Hathaway, Inc. - Class B (a)	1,246	248,552
Brighthouse Financial, Inc. (a)	5,100	262,140
Cincinnati Financial Corporation	3,443	255,677
MetLife, Inc.	5,543	254,368
The Travelers Companies, Inc.	1,864	258,835
		1,783,770
Iron/Steel - 0.6%
Nucor Corporation	3,949	241,244
Leisure Time - 0.7%
Harley-Davidson, Inc.	5,979	256,380
Lodging - 0.7%
Wynn Resorts Ltd.	1,405	256,216
Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	1,685	248,335
Machinery-Diversified - 0.6%
Deere & Company	1,588	246,648
Mining - 0.7%
Freeport-McMoRan, Inc. (a)	14,461	254,080
Miscellaneous Manufacturing - 3.2%
Eaton Corporation PLC	3,190	254,913
General Electric Company	17,751	239,284
Illinois Tool Works, Inc.	1,558	244,076
Parker-Hannifin Corporation	1,473	251,927
Textron, Inc.	4,391	258,937
		1,249,137
Oil & Gas - 11.9%
Anadarko Petroleum Corporation	4,594	277,524
Apache Corporation	7,508	288,908
Chevron Corporation	2,345	267,424
Concho Resources, Inc. (a)	1,731	260,221
ConocoPhillips	4,817	285,600
Devon Energy Corporation	8,105	257,658
EOG Resources, Inc.	2,580	271,597
EQT Corporation	5,251	249,475
Exxon Mobil Corporation	3,556	265,313
Helmerich & Payne, Inc.	3,985	265,242
Hess Corporation	5,473	277,043
Marathon Oil Corp.	17,849	287,904
Marathon Petroleum Corporation	3,777	276,136
Newfield Exploration Company (a)	11,347	277,094
Occidental Petroleum Corporation	4,165	270,558
Phillips 66	2,808	269,343
Valero Energy Corporation	2,812	260,869
		4,607,909

Oil & Gas Services - 2.0%
Baker Hughes, a GE Company - Class A	8,927	247,903
Halliburton Company	5,644	264,929
TechnipFMC PLC	8,617	253,771
		766,603
Packaging & Containers - 0.7%
WestRock Company	3,955	253,792
Pharmaceuticals - 3.2%
Allergan PLC	1,686	283,737
AmerisourceBergen Corporation	2,693	232,163
Cardinal Health, Inc.	3,747	234,862
McKesson Corporation	1,703	239,902
Perrigo Company PLC	3,152	262,688
		1,253,352
Pipelines - 1.9%
Kinder Morgan, Inc.	16,240	244,574
ONEOK, Inc.	4,628	263,426
The Williams Companies, Inc.	9,778	243,081
		751,081
Real Estate - 3.5%
Duke Realty Corporation (b)	10,295	272,612
Extra Space Storage, Inc. (b)	3,008	262,779
Mid-America Apartment Communities, Inc. (b)	3,073	280,381
Regency Centers Corporation (b)	4,487	264,643
The Macerich Company (b)	4,570	256,011
		1,336,426
Retail - 5.5%
AutoZone, Inc. (a)	402	260,773
Dollar Tree, Inc. (a)	2,860	271,414
L Brands, Inc.	6,275	239,768
Lowe’s Companies, Inc.	3,039	266,672
O’Reilly Automotive, Inc. (a)	1,075	265,934
The Home Depot, Inc.	1,489	265,399
Wal-Mart Stores, Inc.	2,989	265,931
Yum! Brands, Inc.	3,245	276,247
		2,112,138
Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.	1,041	268,328
Software - 0.7%
Fidelity National Information Services, Inc.	2,632	253,462
Telecommunications - 0.7%
AT&T, Inc.	7,350	262,027
Transportation - 4.0%
CSX Corporation	4,572	254,706
FedEx Corporation	1,074	257,878
Kansas City Southern	2,375	260,894
Norfolk Southern Corporation	1,823	247,527
Union Pacific Corporation	1,932	259,719
United Parcel Service, Inc. - Class B	2,402	251,393
		1,532,117
TOTAL COMMON STOCKS (Cost $37,888,309)		38,544,652

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class, 1.56% (c)	40,392	40,392
TOTAL SHORT-TERM INVESTMENTS (Cost $40,392)		40,392

TOTAL INVESTMENTS - 99.9% (Cost $37,928,701)		38,585,044
Other Assets in Excess of Liabilities - 0.1%		48,854
NET ASSETS - 100.0%		$38,633,898

PLC	Public Liability Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
(c)	Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 is as follows*:
Cost of investments		$37,928,701
Gross unrealized appreciation		2,292,809
Gross unrealized depreciation		(1,636,467)
Net unrealized appreciation		$656,342

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation Measurements (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts (“REIT’s”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

Point Bridge GOP Stock Tracker ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,544,652	$ -	$ -	$ 38,544,652
Short-Term Investments	40,392	-	-	40,392
Total Investments in Securities	$ 38,585,044	$ -	$ -	$ 38,585,044
^ See Schedule of Investments for industry breakouts.

For the period ended March 31, 2018, there were no transfers into or out of Level 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions

By (Signature and Title)      /s/ Paul Fearday
  Paul R. Fearday, President (principal executive officer)

Date            05/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul Fearday
  Paul R. Fearday, President (principal executive officer)

Date            05/15/2018

By (Signature and Title)*     /s/ Kristen Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date            05/15/2018

* Print the name and title of each signing officer under his or her signature.